Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 LegalMatter	Dec. 31, 2013
Loss Contingencies [Line Items]
Product Warranty Accrual, Period Increase (Decrease)	$ 13.0
Number Of Claims In Lawsuit	3,400
Liability For claims and contingencies	249.1	254.7
Liability reserve for insurance claims	115.8	119.6
Environmental Reserve	31.4	34.8
Outstanding Value Of Letters Of Credit	370.1	484.0
Compliance Settlement Period	3 years
Water Transport [Domain]
Loss Contingencies [Line Items]
Outstanding Value Of Letters Of Credit	$ 32.4	$ 25.3